Biological assets (Tables)	12 Months Ended
Dec. 31, 2021
Biological assets
Schedule of biological assets

For the years ended December 31, 2021, 2020 and 2019, biological assets are as follows:

	Current	Non-current
	biological assets	biological assets	Total
Balance as of January 1, 2021	$2,012,668	1,991,530	4,004,198
Increase due to purchases	429,551	840,112	1,269,663
Sales	—	(46,866)	(46,866)
Net increase due to births	377,449	3,083,747	3,461,196
Production cost	42,518,242	2,335,691	44,853,933
Depreciation	—	(2,784,562)	(2,784,562)
Transfers to inventories	(42,628,413)	(3,083,747)	(45,712,160)
Other	60,115	22,232	82,347
Balance as of December 31, 2021	$2,769,612	2,358,137	5,127,749

	Current	Non-current
	biological assets	biological assets	Total
Balance as of January 1, 2020	$2,043,234	1,818,911	3,862,145
Increase due to purchases	686,756	797,039	1,483,795
Sales	—	20,966	20,966
Net increase due to births	264,386	2,507,769	2,772,155
Production cost	35,585,551	1,877,418	37,462,969
Depreciation	—	(2,565,283)	(2,565,283)
Transfers to inventories	(36,786,599)	(2,507,769)	(39,294,368)
Other	219,340	42,479	261,829
Balance as of December 31, 2020	$2,012,668	1,991,530	4,000,198

	Current	Non-current
	biological assets	biological assets	Total
Balance as of January 1, 2019	$2,073,526	1,721,728	3,795,254
Increase due to purchases	510,403	701,764	1,212,167
Sales	—	(73,409)	(73,409)
Net increase due to births	267,773	2,378,419	2,646,192
Production cost	32,894,675	1,761,456	34,656,131
Depreciation	—	(2,262,245)	(2,262,245)
Transfers to inventories	(33,651,137)	(2,378,419)	(36,029,556)
Other	(52,003)	(30,383)	(82,386)
Balance as of December 31, 2019	$2,043,237	1,818,911	3,862,148